Note 14 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of hedge accounting [text block]
14	Derivative financial instruments

The fair value of derivative financial instruments not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where available. The company did not apply hedge accounting to the derivative financial instruments and all fair value losses were recorded in the consolidated statement of profit or loss and other comprehensive income.

		2021	2020	2019

Fair value losses on derivative financial assets	14.1
Gold ETF		105	164	–
Gold hedge		–	102	601
		105	266	601

Fair value losses on derivative financial liabilities	14.2
Gold loan		114	–	–
Call option		21	–	–
		135	–	–

Fair value losses on derivative financial instruments		240	266	601

14.1	Derivative financial assets

	2021	2020

Derivatives assets:
Gold exchange-traded fund ("Gold ETF")	–	1,184
Gold hedge	–	–
	–	1,184

Gold ETF

In April 2020 the South African subsidiary, Caledonia Mining South Africa Proprietary Limited, purchased a Gold ETF from Standard Bank Limited at a cost of $1,058. The Gold ETF is denominated in South African Rand and the instrument is utilised to invest excess short-term Rands on hand at the South African subsidiary. The Gold ETF’s value tracks the US Dollars spot gold price and was entered into to offset fluctuations in the South African Rand against the US Dollars. The total expense, representing the change in the Rand tracked USD spot gold price, amounted to $105 (2020: $164) for the twelve months ended December 31, 2021. Foreign currency translation gains, due to the fluctuations in the Rand against the US Dollars on the translation of the foreign subsidiary, amounted to ($14) (2020: $100). On May 5, 2021 the Gold ETF was realised for $1,066.

Gold hedge

The Company entered into a hedge in November 2019 at a cost of $379. The hedge was in the form of put options in respect of 4,600 ounces of gold per month for the period January to June 2020 exercisable at a strike price of $1,400 per ounce. At December 31, 2020 the mark-to-market valuation, that represents the fair value of the hedge, amounted to $102. The put options were entered into by the Company for economic hedging purposes to ensure sufficient cash availability for Blanket Mine’s capital investment plan, rather than as a speculative investment. The hedge expired on June 30, 2020.

The Gold ETF and Gold hedge were classified under level 1 of the fair value hierarchy.

14.2	Derivative financial liabilities

Changes in fair value are recorded on a mark to market basis and recorded as financial liabilities. The table below summarizes the fair value movements in derivative liabilities:

	2021	2020	2019

Gold loan – increase in liability	114	–	–
Call option – increase in liability	21	–	–
	135	–	–

The table below summarizes the derivative financial liabilities balances as at December 31:

	2021	2020

Derivative liabilities:
Gold loan	2,866	–
Call option	229	–
	3,095	–

Gold loan and call option

On December 13, 2021 the Company entered into two separate gold loan and option agreements with Auramet International LLC (“Auramet”).

In terms of the agreements the Group:

●	received $3 million less transaction costs from Auramet at inception of the Gold loan agreement;
●	is required to make two deliveries of 925 ounces each on May 31, 2022 and June 30, 2022 in repayment of the Gold loan or pay the equivalent in cash; and
●	granted call options on 6,000 ounces to Auramet with a strike price of $2,000 per ounce, expiring monthly in equal monthly tranches from June 30, 2022 to November 30,2022.

Accounting for the Gold loan and the Call option transactions:

●	At inception the fair value of the Gold loan was calculated at the amount received less the fair value of the Call option.
●	As at December 31, 2021 the fair value of the gold loan was calculated by discounting the fair value of the gold deliveries at a forward rate of $1,833 due by a market related discount rate.
●	At inception and at December 31, 2021 the Call options were valued at the quoted prices available from the CME Group Inc. at each respective date.
●	Differences in the fair values were accounted for as Fair value losses on derivative financial instruments in the consolidated statement of profit or loss and other comprehensive income.
●	The Call option was classified as level 1 in the fair value hierarchy and the Gold loan as level 2.
●	Derivative liabilities are not designated as hedging instruments.

Proceeds received under the Gold loan and Option agreements were allocated as follows:

December 13, 2021
Gross proceeds	3,000
Transaction cost	(40)
Net proceeds received	2,960
Fair value of Call options	208
Fair value of Gold loan	2,752

December 31, 2021
Fair value of Call options	229
Fair value of Gold loan	2,866